Intangible Assets and Deferred Costs - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	14 years
Impairment charge	$ 276	$ 2,042
Product and Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	2,184	$ 2,947	$ 3,318
Estimated amortization expense, 2018	1,738
Estimated amortization expense, 2019	319
Estimated amortization expense, 2020	301
Estimated amortization expense, 2021	279
Estimated amortization expense, 2022	$ 276
Product Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	12 years